Consolidated Balance Sheets - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents		€ 2,259.0	€ 2,906.9
Short-term investments		1,029.3	1,150.0
Accounts receivable, net		1,772.3	700.2
Finance receivables, net		59.1	447.4
Current tax assets		61.6	11.6
Inventories, net		2,958.4	2,780.9
Deferred tax assets			0.0
Other assets		867.3	560.4
Total current assets		9,007.0	8,557.4
Finance receivables, net		264.9	117.2
Deferred tax assets		31.7	34.9
Other assets		602.7	612.3
Equity Method Investments		982.2	0.0
Goodwill		4,541.1	4,873.9
Other intangible assets, net		1,166.0	1,323.0
Property, plant and equipment, net		1,600.8	1,687.2
Total non-current assets		9,189.4	8,648.5
Total assets		18,196.4	17,205.9
Liabilities and shareholders’ equity
Accounts payable		837.3	593.2
Accrued and other liabilities		2,327.4	2,236.0
Current tax liabilities		152.0	201.9
Current portion of long-term debt		25.2	247.7
Provisions		0.0	1.8
Deferred tax liabilities			0.0
Total current liabilities		3,341.9	3,280.6
Long-term debt		3,000.1	3,071.8
Deferred and other tax liabilities		327.9	396.9
Provisions		21.2	20.5
Accrued and other liabilities	[1]	829.1	615.7
Total non-current liabilities		4,178.3	4,104.9
Total liabilities		7,520.2	7,385.5
Issued and outstanding shares		38.8	39.4
Share premium		3,732.5	3,693.5
Treasury shares at cost		(557.9)	(796.2)
Retained earnings		7,211.3	6,282.5
Accumulated other comprehensive income		251.5	601.2
Total shareholders’ equity		10,676.2	9,820.4
Total liabilities and shareholders’ equity		€ 18,196.4	€ 17,205.9

[1]	At December 31, 2016 and at December 31, 2017, the main part of the non-current portion of accrued and other liabilities relates to down payments received from customers regarding future shipments of EUV systems and deferred revenue for services to be performed, EUV systems and upgrades.